JPMorgan Trust I

245 Park Avenue

New York, N.Y. 10167

August 3, 2007

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:    JPMorgan Trust I (the “Trust”) on behalf of:

JPMorgan International Opportunities Fund
File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class C Shares Prospectus for the JPMorgan International Opportunities Fund does not differ from the one contained in Post-Effective Amendment No. 60 (Amendment No. 61 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on July 27, 2007.

If you have any questions please call John Fitzgerald at (212) 648-2085.

JPMorgan Trust I
Registrant

/s/ Stephen M. Benham
Stephen M. Benham
Secretary